Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Financial Income And Expenses [Abstract]
Summary of Financial Income and Expenses

Financial income and expenses	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31

Financial income
Interest income	274	137	1,709
Foreign exchange gain	8,876	7,470	452
Financial income from renegotiating the convertible bond debt OCEANE	35,578	0	0
Other financial income	52	605	1,519
TOTAL - Financial income	44,780	8,212	3,680
Financial expenses
Interest expenses	(4,846)	(4,341)	(4,553)
Interest expenses for leases	(109)	(69)	(71)
Foreign exchange losses	(2,163)	(340)	(966)
Other financial expenses	(5)	(8)	(23)
TOTAL - Financial expenses	(7,122)	(4,758)	(5,614)
FINANCIAL GAIN (LOSS)	37,658	3,453	(1,934)